Convertible Debentures and Derivative Liability	6 Months Ended
Dec. 31, 2021
Disclosure of Convertible Debentures and Derivative Liability [Abstract]
CONVERTIBLE DEBENTURES AND DERIVATIVE LIABILITY

NOTE 8 – CONVERTIBLE DEBENTURES AND DERIVATIVE LIABILITY

(a) Convertible debentures:

In February 2021, the Company issued convertible debt (the “Debentures”) for a total of $865,263 (the “Subscribed Amount”).

The Debentures were sold at a discount of approximately 5% for proceeds of $805,000, net of a $15,000 cash commission.

Under the terms of the Agreement, the Subscribed Amount plus interest accrued, at a rate which should be the higher of (i) 12% per annum or (ii) Wall Street Prime Rate (currently approximately 3.3%) + 7%, is convertible, at the option of the Debenture holder, into common shares of the Company at a price that is the lesser of (i) $1.25 per share or (ii) a 20% discount to the price of a Liquidity Transaction (defined below). The conversion feature expires (the “Expiry Date”) on the earlier of twenty-four months from execution, or the closing of a registered public offering (the “Liquidity Transaction”).

In the event of a default, interest accrues at the lesser of (i) 24% per annum or (ii) the maximum legally authorized rate. The Company has the right to repay the note prior to maturity at 110% of the then outstanding principal and interest. The Company must provide 30 days’ notice and the Lender shall have the right to convert prior to the 30-day notice expiration.

The remaining undiscounted principal balance outstanding of the Debentures as of June 30, 2021, was $865,263.

The Company determined the fair value of the conversion feature component upon initial recognition was $442,589. The residual $362,411 value of the $805,000 net proceeds received was allocated on a pro-rata basis between the debt component ($271,642) and the warrants component ($90,769) based on their relative fair values. The debt component was discounted at a rate of 20% and 346,104 subscriber warrants were valued using the Black Scholes valuation model, using the following assumptions: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18% - 0.22%, market price: $1.50; and exercise price of $1.50. The Company recognized $101,565 of accretion expense relating to accreting the debt component of the Debentures up to their principal value and $38,699 of cash interest payable.

The Company incurred $24,507 in transaction costs pursuant to issuing the Debentures, including paying a $15,000 cash commission, issuing 15,000 finder’s warrants exercisable at $1.50 for the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange and $27 in bank charges. These costs, along with the $45,263 discount, are being amortized over the term of the Debentures. During the year ended June 30, 2021, the Company amortized $13,284 of transaction costs and discount in the statement of loss and comprehensive loss, including $2,025 recorded to the warrants reserve for the value of the finder’s warrants allocated to the warrants component. The 15,000 finder’s warrants were valued using the Black Scholes valuation model, using the following assumption: expected life: 2.5 years; volatility: 70%; dividend yield: nil; risk-free rate: 0.18% - 0.22%, market price: $1.50; and exercise price of $1.50.

During November 2021 all debt holders exercised their conversion rights at a price of $1.25 per common share.

The following schedule describes the break-down of the components of the debenture and allocations to each of its components:

	Convertible debenture	Derivative liability - convertible debenture conversion feature	Warrants value recorded to warrants reserve	Interest expenses and accretion
Balance June 30, 2020	$-	$-	$-	$-
Principal value of convertible debenture	865,263	-	-	-
Discount on proceeds received	(45,263)	-	-	-
Cash commission	(15,000)	-	-	-
Allocation to conversion feature	(442,589)	442,589		-
Allocation to warrants	(90,769)		90,769	-
Value at initial recognition	271,642	442,589	90,769	-
Accretion expense	101,565	-	-	101,565
Interest expense	38,699	-	-	38,699
Amortization of transaction cost	11,233	-	2,025	-
Gain on change in fair value of conversion feature derivative liability	-	(32,676)	-	-
Balance June 30, 2021	423,139	409,913	92,794	140,264
Accretion expense	91,895	-	-	91,895
Interest expense	34,989	-	-	34,989
Amortization of transaction cost	47,875	-	2,743	50,618
Gain on change in fair value of conversion feature derivative liability	-	(153,155)	-	-
Warrants exercised	-	-	(24,861)	-
Conversion of convertible debenture	(597,898)	(256,758)	-	-
Balance December 31, 2021	$-	$-	$70,676	$317,766

(b) Compensation warrants:

As part of the initial IPO that the Company closed on November 23, 2021, the Company issued 184,000 warrants exercisable at US$9.375 before November 23, 2026. The fair value of the warrants was recorded to share issue costs and was estimated at $937,478 on the date issued assuming an expected volatility of 70% and a risk-free interest rate of 1.58%; an expected life of five years.

The Company measures at each reporting period the fair value of its warrants denominated in a currency other that the Company’s functional currency which is the Canadian dollar. All the warrants issued under the IPO were denominated in United States dollars.

All derivatives have been classified as fair value through profit and loss, are included on the balance sheet within other assets, warrants or other liabilities. Gains and losses on re-measurement to fair value of warrants are included in “other gains and losses (net)”.

The fair value of all warrants is determined at each reporting period and at the time they are exercised. The difference between the carrying value and re-measured value is charged to income.

The warrants were valued using the Black Scholes valuation model, assuming a dividend yield as well as the risk-free rate, market price; and exercise price described in the table below:

							Canadian dollars
Valuation date	Number of warrants	Market price of unit USD	Volatility	Risk-free interest rate	Expected life (yrs.)	Foreign exchange rate	Exercise price	Fair value of a unit	Fair value

November 23, 2021	184,000	$7.50	70%	1.58%	5.0	1.2707	$11.91	$5.09	$937,478
December 31, 2021	184,000	$5.76	70%	1.25%	4.9	$1.2678	$11.89	$3.41	$626,665
Revaluation									$(310,813)

c) Gain on change in fair value of derivative liabilities:

The following schedule summarizes the gain (loss) on derivative liabilities for the three and six months ended December 31, 2021:

Periods ended December 31, 2021	Three months	Six months
Gain on change in fair value of conversion feature derivative liability	$127,527	$153,155
Gain in reevaluation of derivative warrants	310,813	310,813
	$438,340	$463,968